Shareholders' capital - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended			60 Months Ended
	Jun. 17, 2024 USD ($) $ / shares shares	Apr. 01, 2024 $ / shares shares	Dec. 31, 2025 USD ($) vote right shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 30, 2029 $ / shares	Mar. 30, 2024 $ / shares	Dec. 31, 2025 $ / shares
Stockholders Equity Note [Line Items]
Number of entitled votes per common share | vote			1
Number of voting rights per share | right			1
Discount rate on share purchases (percent)			50.00%
Unrecognized compensation costs, non-vested awards | $			$ 8,900	$ 8,900	$ 11,100
Unrecognized compensation costs, non-vested options, period of recognition			1 year 5 months 15 days
Common shares issued from treasury (in shares)			60,014		183,566
Share based awards settled for cash value as payment for tax withholding (in shares)			47,804		189,547
Series A Shares
Stockholders Equity Note [Line Items]
Dividend rate, percentage			6.576%
Dividend declared per preferred share (USD per share) | $ / shares				$ 1.6440	$ 1.6440
Preferred dividend rate reset period			5 years
Basis spread on variable rate			2.94%
Shares issued, price per share (CAD per share) | $ / shares								$ 25.00
Series D Shares
Stockholders Equity Note [Line Items]
Dividend declared per preferred share (USD per share) | $ / shares				$ 1.7132	$ 1.6031		$ 1.2728
Preferred dividend rate reset period			5 years
Basis spread on variable rate			3.28%
Shares issued, price per share (CAD per share) | $ / shares		$ 25
Shares tendered for converted (in shares)		1,000,000
Series D Shares | Forecast
Stockholders Equity Note [Line Items]
Dividend declared per preferred share (USD per share) | $ / shares						$ 1.71325
Basis spread on variable rate						6.853%
Company Match, First $5,000 Contributed by Employee
Stockholders Equity Note [Line Items]
Employer matching contribution (percent)			20.00%
Employee contribution eligible for 20% Company match | $			$ 5
Maximum employee contribution eligible for partial Company match | $			$ 10
Company Match, Employee Contributions $5,001 to $10,000
Stockholders Equity Note [Line Items]
Employer matching contribution (percent)			10.00%
PSU and RSU Plan
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)			14,000,000	14,000,000
DSU Plan
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)			2,000,000	2,000,000
Performance and restricted share units
Stockholders Equity Note [Line Items]
Award vesting period			3 years
Retirement Restricted Share Units
Stockholders Equity Note [Line Items]
Awards vested (percent)			100.00%
Bonus Deferral Restricted Stock Units
Stockholders Equity Note [Line Items]
Shares issued during period (in shares)			9,824		51,776
Deferred Share Units
Stockholders Equity Note [Line Items]
Shares issued during period (in shares)			809,647		601,838
Common stock, shares issued (in shares)			134,892	134,892	13,232
Awards outstanding (in shares)			80,828	80,828	205,896
Exercise of share-based awards issued (in shares)			315,627		250,369
ESPP
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)			559,621		741,849
Maximum aggregate number of shares reserved for future issuance (in shares)			6,500,000	6,500,000
Vesting period of matching contribution shares			1 year
Common shares
Stockholders Equity Note [Line Items]
Settlement of outstanding share purchase contracts | $	$ 1,150,000
Number of shares issued pursuant to public offering (in shares)	76,909,700
Sale of stock, average price per share (in USD) | $ / shares	$ 14.95
Equity other than options settled at cash value for payment of the exercise price and for tax withholdings (in shares)			69,714		7,085
Common shares | Public Stock Offering
Stockholders Equity Note [Line Items]
Exercise of share-based awards settled (in shares)			107,818		373,113
Treasury Stock, Common
Stockholders Equity Note [Line Items]
Shares issued from treasury to settles RSUs and PSUs (in shares)			65,178		6,147
Minimum
Stockholders Equity Note [Line Items]
Percentage of outstanding stock to be purchased to acquire discount (or more)			20.00%
Percentage of shares issued on number of PSU grants (percent)			0.00%
Maximum
Stockholders Equity Note [Line Items]
Percentage of shares issued on number of PSU grants (percent)			200.00%